Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax
Schedule of consolidated statement of income

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Current income tax

Income tax charge for the year	(89,168,362)	(104,404,714)	(91,182,975)
Variation between provision and tax return	31,534,302 (1)	6,504,375	(1,872,919)

Deferred income tax
Related to the net variation in temporary differences	(42,546,361)	(9,256,644)	41,669,375
Income tax	(100,180,421)	(107,156,983)	(51,386,519)

Schedule of consolidated statement of comprehensive income

Consolidated statement of comprehensive income

Deferred income tax	(151,383)	(744,031)	1,158,378
Income tax (charged) credited to other comprehensive income	(151,383)	(744,031)	1,158,378

(1) Includes 29,426,565 corresponding to the inflation adjustment of tax loss carryforwards.

Schedule of statutory income tax rate

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Income before income tax	453,028,460	187,735,965	469,513,840

At statutory income tax rate 35%	(158,559,962)	(65,707,588)	(164,329,845)
Effect of dividends received from associates	—	1,053,956	9,621,245
Spin-off of ECOGAS Group (Note 3.1)	61,109,993	—	—
Effect related to the discount of income tax payable	(4,401,779)	12,559,872	(5,924,104)
Variation between provision and tax return	31,534,302	6,504,375	(1,872,919)
Tax inflation adjustment and accounting inflation effect	(32,960,565)	(72,676,152)	(46,625,886)
Used tax-loss carryforwards	18,738,335	11,369,232	4,608,990
Non- taxable financial earnings	—	—	55,521,109
Results from growth and revaluation of biological assets	(30,453,307)	4,792,321	11,595,534
Business combination tax effects	—	—	72,836,324
Others	14,812,562	(5,052,999)	13,183,033
Income tax for the year	(100,180,421)	(107,156,983)	(51,386,519)

Schedule of deferred income tax

	Consolidated statement of financial position		Consolidated statement of income and statement of other comprehensive income
	12-31-2025	12-31-2024	2025	2024	2023
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Trade receivables	405,778	54,220	351,557	(637,004)	31,405
Other financial assets	(50,186,515)	(882,229)	(49,304,286)	(753,276)	815,416
Provisions and others	(16,140,919)	(14,340,012)	(1,800,907)	3,484,994	890,200
Employee benefit liability	4,791,236	4,709,181	82,055	785,843	(1,104,539)
Investments in associates	—	(40,272,898)	40,272,898	(6,719,862)	3,465,392
Property, plant and equipment - Material & spare parts - Intangible assets	(173,225,124)	(140,197,471)	(33,027,651)	27,615,088	7,574,387
Deferred tax income	(18,940,885)	(25,328,717)	6,387,832	31,265,571	(8,580,407)
Tax loss carry-forward	9,718,562	16,709,366	(6,990,804)	(67,807,127)	29,035,135
Tax inflation adjustment - Asset	385,342	5,603	379,740	(161,447)	(915,374)
Tax inflation adjustment - Liability	(8,069)	(959,892)	951,822	2,926,545	11,616,138
Deferred income tax expense			(42,697,744)	(10,000,675)	42,827,753
Deferred income tax liabilities, net	(243,200,594)	(200,502,849)

Schedule of deferred income tax liability

	Consolidated statement of financial position
	12-31-2025	12-31-2024
	ARS 000	ARS 000

Deferred income tax asset	4,177,107	8,448,593
Deferred income tax liability	(247,377,701)	(208,951,442)
Deferred income tax liability, net	(243,200,594)	(200,502,849)